Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 040 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	$ 588,500
Notes receivable from participants	$ 9,600	$ 8,900
EBP, Plan Number	040
Entity Tax Identification Number	93-0609074
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable interest rate	4.25%
Investment, Identifier [Axis]: Boston Partners Large Cap Value Equity | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	$ 7,100
Investment, Identifier [Axis]: DFA U.S. Small Cap Institutional Fund | Mutual Funds - Domestic Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	9,800
Investment, Identifier [Axis]: JPMorgan Large-Cap Growth R6 Fund | Mutual Funds - Domestic Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	42,900
Investment, Identifier [Axis]: Louisiana-Pacific Corporation | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	32,600
Investment, Identifier [Axis]: MFS International Growth Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	5,500
Investment, Identifier [Axis]: Met West Total Return Bond I | Mutual Funds - Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	5,800
Investment, Identifier [Axis]: State Street Real Asset NL C | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	1,100
Investment, Identifier [Axis]: T. Rowe Price Mid-Cap Growth Fund | Mutual Funds - Domestic Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	13,900
Investment, Identifier [Axis]: T. Rowe Price Mid-Cap Value Fund | Mutual Funds - Domestic Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	8,900
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	1,900
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	2,700
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	2,700
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	20,800
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	19,500
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	75,600
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	43,200
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	64,800
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	33,100
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	28,000
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	38,900
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	21,200
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	9,400
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | Stable Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	35,300
Investment, Identifier [Axis]: U.S. Treasury Money Fund | Mutual Funds - Domestic Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	500
Investment, Identifier [Axis]: Vanguard Inflation-Protected Bond | Mutual Funds - Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	1,900
Investment, Identifier [Axis]: Vanguard Institutional Index | Mutual Funds - Domestic Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	41,400
Investment, Identifier [Axis]: Vanguard Total Bond Index Adm | Mutual Funds - Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	3,800
Investment, Identifier [Axis]: Vanguard Ttl International Stock Index Inst | Mutual Funds - International Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current fair value	$ 6,600